Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap Momentum Index Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT3-0626
1.9867679.110
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Anglogold Ashanti Plc	610,664	57,237,537
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	60,875	18,686,799
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	62,834	4,935,611
Materials - 0.1%
Metals & Mining - 0.1%
McEwen Inc (b)(c)	129,683	2,811,526
TOTAL CANADA		7,747,137
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	175,791	26,426,661
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	350,478	8,975,742
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (b)	90,723	62,006,449
UNITED KINGDOM - 1.4%
Energy - 1.4%
Energy Equipment & Services - 1.4%
TechnipFMC PLC	778,632	58,841,220
UNITED STATES - 94.2%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.3%
Globalstar Inc (b)	140,507	11,563,726
Entertainment - 2.1%
Madison Square Garden Entertainment Corp Class A (b)	114,386	7,654,711
Roku Inc Class A (b)	338,802	39,490,761
Sphere Entertainment Co Class A (b)(c)	74,973	10,679,904
TKO Group Holdings Inc Class A	174,281	32,431,951
		90,257,327
Media - 0.8%
New York Times Co/The Class A	457,852	36,184,044
TOTAL COMMUNICATION SERVICES		138,005,097
Consumer Discretionary - 8.8%
Automobile Components - 1.2%
BorgWarner Inc	562,868	32,066,590
Dana Inc	331,093	12,068,340
LCI Industries	68,573	8,175,273
		52,310,203
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	7,940	4,519,607
Kohl's Corp	294,268	4,169,777
Macy's Inc	711,580	13,911,389
		22,600,773
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	73,090	3,251,774
Diversified Consumer Services - 0.3%
American Public Education Inc (b)	46,903	2,727,409
Laureate Education Inc (b)	371,395	11,177,133
		13,904,542
Hotels, Restaurants & Leisure - 1.0%
Viking Holdings Ltd (b)	518,799	42,494,826
Household Durables - 0.9%
Somnigroup International Inc	505,555	38,351,402
Leisure Products - 0.9%
Callaway Golf Co (b)	396,028	6,059,228
Hasbro Inc	346,526	33,211,052
		39,270,280
Specialty Retail - 1.2%
Five Below Inc (b)	156,270	36,826,589
RealReal Inc/The (b)	271,441	3,227,433
Victoria's Secret & Co (b)	227,169	11,774,169
		51,828,191
Textiles, Apparel & Luxury Goods - 2.7%
Figs Inc Class A (b)	442,683	6,622,538
Movado Group Inc	44,438	1,210,491
Ralph Lauren Corp Class A	107,340	38,496,418
Steven Madden Ltd	201,220	7,557,823
Tapestry Inc	381,594	55,346,394
		109,233,664
TOTAL CONSUMER DISCRETIONARY		373,245,655
Consumer Staples - 2.2%
Beverages - 0.2%
Vita Coco Co Inc/The (b)	98,061	6,471,045
Consumer Staples Distribution & Retail - 1.6%
Andersons Inc/The (c)	95,204	7,477,322
Casey's General Stores Inc	73,083	60,085,189
		67,562,511
Food Products - 0.3%
Darling Ingredients Inc (b)	178,100	11,439,363
Mama's Creations Inc (b)(c)	100,887	1,431,586
Seneca Foods Corp Class A (b)	11,925	1,667,831
		14,538,780
Tobacco - 0.1%
Turning Point Brands Inc	54,043	4,360,189
TOTAL CONSUMER STAPLES		92,932,525
Energy - 4.4%
Energy Equipment & Services - 0.7%
Expro Group Holdings NV (b)	286,407	5,215,471
Nabors Industries Ltd (b)	41,263	4,233,996
Natural Gas Services Group Inc	30,987	1,260,861
Weatherford International PLC	203,269	22,430,735
		33,141,063
Oil, Gas & Consumable Fuels - 3.7%
APA Corp	1,005,064	40,936,257
Calumet Inc (b)	181,925	5,952,586
CNX Resources Corp (b)	357,327	13,903,594
DT Midstream Inc	219,088	32,422,833
International Seaways Inc	106,317	8,818,995
Murphy Oil Corp	380,225	15,878,196
Par Pacific Holdings Inc (b)	133,279	8,752,432
Peabody Energy Corp	336,761	8,978,048
REX American Resources Corp (b)	78,733	3,818,550
Uranium Energy Corp (b)(c)	1,155,809	17,209,996
		156,671,487
TOTAL ENERGY		189,812,550
Financials - 9.2%
Banks - 2.5%
Ameris Bancorp	181,258	15,452,245
Avidia Bancorp Inc (c)	52,335	1,086,998
Axos Financial Inc (b)	141,399	13,636,520
Banc of California Inc	380,395	7,124,798
Bank First Corp	23,207	3,372,209
BankUnited Inc (c)	212,939	9,897,405
BOK Financial Corp	27,003	3,612,731
CNB Financial Corp/PA	82,812	2,515,829
Customers Bancorp Inc (b)	71,178	5,428,746
Esquire Financial Holdings Inc	17,324	1,821,099
FB Bancorp Inc (b)(c)	56,307	787,171
Five Star Bancorp	47,830	1,934,724
Independent Bank Corp	140,490	10,956,815
Texas Capital Bancshares Inc (b)	117,715	11,853,901
Valley National Bancorp	1,358,999	18,441,616
		107,922,807
Capital Markets - 2.5%
Acadian Asset Management Inc	68,932	4,642,570
Affiliated Managers Group Inc	79,712	23,488,735
Federated Hermes Inc Class B	192,260	11,168,383
Invesco Ltd	1,232,650	32,307,757
Janus Henderson Group PLC	350,206	18,074,132
Oppenheimer Holdings Inc Class A	13,809	1,580,854
StoneX Group Inc (b)	162,326	17,211,426
		108,473,857
Consumer Finance - 1.3%
Bread Financial Holdings Inc	42,318	3,587,720
Encore Capital Group Inc (b)(c)	63,205	5,231,478
Enova International Inc (b)	68,687	11,636,265
EZCORP Inc Class A (b)	152,137	4,987,051
FirstCash Holdings Inc	107,558	23,471,307
LendingClub Corp (b)	305,564	5,215,977
		54,129,798
Financial Services - 0.5%
Jackson Financial Inc	192,614	22,298,922
Insurance - 1.6%
CNO Financial Group Inc	6,861	304,970
Lemonade Inc (b)	175,917	9,963,939
Loews Corp	431,334	48,572,522
Mercury General Corp	70,460	6,856,463
United Fire Group Inc	57,580	2,321,626
		68,019,520
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp	3,039,905	33,499,753
TOTAL FINANCIALS		394,344,657
Health Care - 9.4%
Biotechnology - 4.4%
AnaptysBio Inc (b)	55,708	3,661,687
Arcus Biosciences Inc (b)	226,248	5,769,324
Arcutis Biotherapeutics Inc (b)(c)	295,402	6,859,234
Arrowhead Pharmaceuticals Inc (b)	225,620	16,578,558
Bridgebio Pharma Inc (b)	469,647	33,396,598
Enanta Pharmaceuticals Inc (b)	52,347	727,099
Erasca Inc (b)	563,907	6,005,610
First Tracks Biotherapeutics Inc	55,721	1,296,628
Ionis Pharmaceuticals Inc (b)	429,251	32,090,805
Ironwood Pharmaceuticals Inc Class A (b)	396,459	1,635,393
Kymera Therapeutics Inc (b)	161,103	13,060,620
Mirum Pharmaceuticals Inc (b)	112,380	10,935,698
Protagonist Therapeutics Inc (b)(c)	155,735	15,413,093
Roivant Sciences Ltd (b)	1,241,654	35,424,389
Viridian Therapeutics Inc (b)	235,238	3,171,008
		186,025,744
Health Care Equipment & Supplies - 0.3%
iRadimed Corp	22,195	1,851,951
LivaNova PLC (b)	154,742	9,299,994
		11,151,945
Health Care Providers & Services - 2.6%
BrightSpring Health Services Inc (b)	321,982	15,445,477
Brookdale Senior Living Inc (b)	629,741	9,043,080
Ensign Group Inc/The	150,464	28,090,124
Guardant Health Inc (b)	322,102	28,048,642
Tenet Healthcare Corp (b)	170,606	30,217,735
		110,845,058
Life Sciences Tools & Services - 0.0%
Adaptive Biotechnologies Corp (b)	307,948	4,342,067
Pharmaceuticals - 2.1%
Amneal Intermediate Inc Class A (b)	481,047	6,191,075
Axsome Therapeutics Inc (b)	120,003	24,930,623
Elanco Animal Health Inc (b)	1,408,011	31,497,206
Ligand Pharmaceuticals Inc (b)	51,469	11,809,562
Liquidia Corp (b)	194,756	7,636,383
Phathom Pharmaceuticals Inc (b)(c)	120,654	1,351,324
Phibro Animal Health Corp Class A	53,494	2,844,811
Septerna Inc (b)	60,514	1,437,813
Theravance Biopharma Inc (b)	102,440	1,714,846
		89,413,643
TOTAL HEALTH CARE		401,778,457
Industrials - 26.6%
Aerospace & Defense - 8.9%
Astronics Corp (b)	89,602	6,397,583
ATI Inc (b)	325,546	50,609,381
Carpenter Technology Corp	123,062	52,695,148
Curtiss-Wright Corp	75,908	54,668,942
FTAI Aviation Ltd	152,068	37,966,818
Hexcel Corp	225,588	21,175,946
Huntington Ingalls Industries Inc	111,201	40,509,412
Rocket Lab Corp	720,521	59,450,188
VSE Corp	46,755	8,026,898
Woodward Inc	135,990	49,363,010
		380,863,326
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	294,494	53,541,954
Commercial Services & Supplies - 0.2%
Deluxe Corp	127,544	3,972,996
Healthcare Services Group Inc (b)	186,718	3,997,632
		7,970,628
Construction & Engineering - 8.9%
API Group Corp (b)	1,048,951	47,958,040
Argan Inc	33,688	22,570,286
Comfort Systems USA Inc	46,785	86,096,097
Dycom Industries Inc (b)	75,526	31,275,317
IES Holdings Inc (b)	13,863	8,928,881
MasTec Inc (b)	149,627	58,960,519
MYR Group Inc (b)(c)	40,359	16,337,727
NWPX Infrastructure Inc (b)	27,232	2,677,995
Primoris Services Corp	140,495	25,450,669
Sterling Infrastructure Inc (b)	79,895	41,195,460
Tutor Perini Corp	103,796	9,644,724
Valmont Industries Inc	54,558	27,717,646
		378,813,361
Electrical Equipment - 3.0%
Allient Inc	42,251	3,218,681
Bloom Energy Corp Class A (b)	74,131	21,005,760
Nextpower Inc Class A (b)	373,639	44,511,614
nVent Electric PLC	405,789	57,987,249
		126,723,304
Machinery - 4.2%
Atmus Filtration Technologies Inc	230,978	14,644,005
CECO Environmental Corp (b)	83,899	6,220,271
Donaldson Co Inc	306,969	27,065,457
Flowserve Corp	216,564	15,947,773
Mueller Industries Inc	307,444	41,637,141
RBC Bearings Inc (b)	87,299	52,299,958
Watts Water Technologies Inc Class A	71,310	21,404,410
		179,219,015
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	107,834	2,613,896
Trading Companies & Distributors - 0.1%
NPK International Inc (b)	221,753	3,625,662
TOTAL INDUSTRIALS		1,133,371,146
Information Technology - 22.5%
Communications Equipment - 5.5%
Ciena Corp (b)	172,244	90,872,490
Lumentum Holdings Inc (b)	90,324	81,501,152
Viasat Inc (b)	352,630	23,241,843
Viavi Solutions Inc (b)	582,422	30,518,913
Vistance Networks Inc	549,283	7,028,076
		233,162,474
Electronic Equipment, Instruments & Components - 8.1%
Advanced Energy Industries Inc	106,962	41,063,781
Bel Fuse Inc Class B	29,882	8,242,651
Coherent Corp (b)	243,791	77,942,422
Flex Ltd (b)	767,369	70,252,633
nLight Inc (b)	143,917	10,052,602
OSI Systems Inc (b)(c)	41,449	11,892,547
Rogers Corp (b)	47,395	6,433,871
Sanmina Corp (b)	119,245	25,973,946
TD SYNNEX Corp	199,491	45,519,856
TTM Technologies Inc (b)	292,820	46,329,980
		343,704,289
Semiconductors & Semiconductor Equipment - 5.3%
Amkor Technology Inc	322,228	22,475,403
FormFactor Inc (b)	214,677	29,181,045
Lattice Semiconductor Corp (b)	387,625	47,398,785
MACOM Technology Solutions Holdings Inc (b)	47,808	13,463,210
MKS Inc	190,344	54,010,110
Semtech Corp (b)	245,901	25,831,900
SiTime Corp (b)	62,131	34,926,942
		227,287,395
Technology Hardware, Storage & Peripherals - 3.6%
Diebold Nixdorf Inc (b)(c)	95,053	7,301,020
Sandisk Corp/DE (b)	134,254	147,210,854
		154,511,874
TOTAL INFORMATION TECHNOLOGY		958,666,032
Materials - 5.5%
Chemicals - 1.7%
Albemarle Corp	281,534	55,377,738
Ecovyst Inc (b)	323,106	4,581,643
Perimeter Solutions Inc (b)	389,180	11,792,154
		71,751,535
Containers & Packaging - 0.1%
Myers Industries Inc	106,005	2,184,762
Metals & Mining - 3.7%
Alcoa Corp	678,831	43,302,629
Century Aluminum Co (b)	150,772	8,961,888
Coeur Mining Inc (b)	1,671,792	30,042,102
Commercial Metals Co	314,462	21,685,300
Hecla Mining Co	1,775,859	32,000,979
Idaho Strategic Resources Inc (b)(c)	34,711	1,463,069
Kaiser Aluminum Corp	45,497	7,754,054
Warrior Met Coal Inc	148,973	13,385,224
		158,595,245
TOTAL MATERIALS		232,531,542
Real Estate - 1.6%
Health Care REITs - 1.2%
American Healthcare REIT Inc	439,705	22,328,220
CareTrust REIT Inc	573,030	22,606,034
Diversified Healthcare Trust	617,571	4,656,485
		49,590,739
Real Estate Management & Development - 0.1%
St Joe Co/The	112,910	7,290,598
Specialized REITs - 0.3%
Outfront Media Inc	412,303	12,719,548
TOTAL REAL ESTATE		69,600,885
Utilities - 0.8%
Electric Utilities - 0.3%
TXNM Energy Inc	240,909	14,228,085
Independent Power and Renewable Electricity Producers - 0.5%
Ormat Technologies Inc	168,331	19,341,232
TOTAL UTILITIES		33,569,317
TOTAL UNITED STATES		4,017,857,863
TOTAL COMMON STOCKS (Cost $3,620,558,510)		4,257,779,408

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $140,815)	3.64	141,000	140,818

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	6,476,799	6,478,094
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	34,779,833	34,783,311
TOTAL MONEY MARKET FUNDS (Cost $41,261,405)			41,261,405

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $3,661,960,730)	4,299,181,631
NET OTHER ASSETS (LIABILITIES) - (0.8)% (d)	(33,679,688)
NET ASSETS - 100.0%	4,265,501,943

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	21	6/2026	7,667,520	387,496

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $346,633 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $140,818.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,241,617.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,468	262,420,548	256,366,651	106,298	(271)	-	6,478,094	6,476,799	0.0%
Fidelity Securities Lending Cash Central Fund	6,362,480	226,396,001	197,975,644	82,782	474	-	34,783,311	34,779,833	0.1%
Total	6,786,948	488,816,549	454,342,295	189,080	203	-	41,261,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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